Accrued liabilities and other payables (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Advances from customers	$ 110,244	$ 4,248
Accrued liabilities	448,093	161,709
Other current payables	18,184	21,141
Accrued expenses and other payables	$ 576,521	$ 187,098